FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Financial instruments measured at amortized cost (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	€ 29,032	€ 26,525
Trade payables | Financial liabilities measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	9,148	3,236
Accrued liabilities | Financial liabilities measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	16,300	16,666
Other liabilities | Financial liabilities measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	72	44
Loans payable | Financial liabilities measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	3,512	6,579
Trade receivables | Financial assets measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Assets	20,398	€ 19,558
Other assets | Financial assets measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Assets	€ 405